SEGMENT INFORMATION (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 EUR (€)
SEGMENT INFORMATION
Non-current assets	€ 56,432	€ 35,284
Number of reportable operating Segments | segment	1
Revenue	€ 58,319	46,421
Malta
SEGMENT INFORMATION
Revenue	28,127	31,416
Curaao
SEGMENT INFORMATION
Revenue	14,304	8,772
United States
SEGMENT INFORMATION
Non-current assets	55,581	34,104
Other
SEGMENT INFORMATION
Non-current assets	851	1,180
Rest of Europe
SEGMENT INFORMATION
Revenue	14,223	4,695
Rest of World
SEGMENT INFORMATION
Revenue	€ 1,665	€ 1,538